Leases (Details) - Schedule of supplemental cash flow information related to leases	12 Months Ended
Oct. 31, 2022 USD ($)
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$ 257,563
Cash paid for amounts included in the measurement of lease liabilities for the year ended October 31, 2022	$ 224,759
Weighted average remaining lease term – operating leases (in years)	3 years 6 months 29 days
Average discount rate – operating lease	4.75%